Lease - Schedule of Operating Lease (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Leases [Abstract]
Operating Lease, Cost	$ 4,934
Short-Term Lease, Cost	347
Variable Lease, Cost	269
Lease, Cost, Total	$ 5,550